Principal Funds, Inc.
Supplement dated December 17, 2019
to the Statutory Prospectus dated March 1, 2019
(as previously supplemented)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
In the Performance section, in the Average Annual Total Returns table, remove the line for SAM Balanced Blended Index and replace with the following:

Average Annual Total Returns
For the periods ended December 31, 2018	1 Year	5 Years	10 Years
SAM Balanced Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)	(4.23)%	4.81%	8.50%

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
In the Performance section, in the Average Annual Total Returns table, remove the line for SAM Conservative Growth Blended Index and replace with the following:

Average Annual Total Returns
For the periods ended December 31, 2018	1 Year	5 Years	10 Years
SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)	(5.77)%	5.47%	10.03%

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
In the Performance section, in the Average Annual Total Returns table, remove the line for SAM Flexible Income Blended Index and replace with the following:

Average Annual Total Returns
For the periods ended December 31, 2018	1 Year	5 Years	10 Years
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)	(1.56)%	3.62%	5.72%